Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Cost of revenue	$ 290,275	$ 387,936
Gross profit	(35,252)	10,201
Operating expenses
Selling expense	60,289	100,189
Compensation – officers and directors	499,852	951,845
Research and development	919,965	1,381,937
Professional fees	1,302,800	1,660,590
General and administrative	2,075,107	2,115,891
Total operating expense	4,858,013	6,210,452
Loss from operations	(4,893,265)	(6,200,251)
Total other income	105,496	3,278,376
Loss from discontinued operations, net of tax	0	(278,263)
Net loss	(4,787,769)	(3,200,138)
Operating Segments [Member]
Segment Reporting [Line Items]
Revenue	255,023	398,137
Cost of revenue	290,275	387,936
Gross profit	(35,252)	10,201
Operating expenses
Selling expense	60,289	100,189
Compensation – officers and directors	499,852	951,845
Research and development	919,965	1,381,937
Professional fees	1,302,800	1,660,590
General and administrative	2,075,107	2,115,891
Total operating expense	4,858,013	6,210,452
Loss from operations	(4,893,265)	(6,200,251)
Total other income	105,496	3,278,376
Loss from discontinued operations, net of tax	0	(278,263)
Net loss	(4,787,769)	(3,200,138)
Perfecular And Lusher [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Revenue	26,019	26,052
Cost of revenue	34,398	39,772
Gross profit	(8,379)	(13,720)
Operating expenses
Selling expense	1,165	24,866
Compensation – officers and directors	0	0
Research and development	30,508	213,487
Professional fees	0	0
General and administrative	2,566	19,866
Total operating expense	34,239	258,219
Loss from operations	(42,618)	(271,939)
Total other income	1	1,329
Loss from discontinued operations, net of tax	0	0
Net loss	(42,617)	(270,610)
Corporate And Io T [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Revenue	229,004	372,085
Cost of revenue	255,877	348,164
Gross profit	(26,873)	23,921
Operating expenses
Selling expense	59,124	75,323
Compensation – officers and directors	499,852	951,845
Research and development	889,457	1,168,450
Professional fees	1,302,800	1,660,590
General and administrative	2,072,541	2,096,025
Total operating expense	4,823,774	5,952,233
Loss from operations	(4,850,647)	(5,928,312)
Total other income	105,495	3,277,047
Loss from discontinued operations, net of tax	0	(278,263)
Net loss	$ (4,745,152)	$ (2,929,528)